Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions

(13) Related Party Transactions

Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Advertising Company or its subsidiaries through common ownership and directorate control.

The Company had receivables from employees of $80 at December 31, 2018. There were no receivables from employees at December 31, 2017. These receivables are primarily relocation loans for employees. The Company does not have any receivables from its current executive officers.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Related Party Transactions

(7) Related Party Transactions

Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Media Corp. or its subsidiaries through common ownership and directorate control.

As of December 31, 2018 and December 31, 2017, there was a payable to Lamar Advertising Company, its parent, in the amount of $5,571 and $6,731, respectively.

Effective December 31, 2018 and December 31, 2017, Lamar Advertising Company contributed $89,967 and $49,187, respectively, to Lamar Media which resulted in an increase in Lamar Media’s additional paid-in capital.